UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Terry Gallagher

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Date of fiscal year end:	12/31

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ACM Convertible Securities Fund
Schedule of Investments
September 30, 2006
(Unaudited)

Common Stocks - 64.93%	Shares	Value

Biological Products - 38.20%
Genzyme Corp. (a)	14,800	$ 998,556
Gilead Sciences, Inc. (a)	14,500	996,150
		1,994,706

Radio, TV Broadcasting & Communications Equipment - 15.31%
QUALCOMM, Inc.	22,000	799,700

Semiconductors & Related Devices - 11.42%
Analog Devices, Inc.	20,300	596,617

TOTAL COMMON STOCKS (Cost $1,024,934)		3,391,023

	Principal
Convertible Corporate Bonds - 35.11%	Amount

Computer Storage Devices - 5.73%
M-Systems Finance NV, 1.00%, 03/15/2035	$ 200,000	299,250

Miscellaneous Manufacturing Industries - 2.16%
Shuffle Master, Inc., 1.25%, 04/15/2024	100,000	112,625

Pharmaceutical Preparations - 13.74%
Celgene Corp., 1.75%, 06/01/2008	200,000	717,500

Services - Business Services - 6.28%
Akamai Technologies, Inc., 1.00%, 12/15/2033	100,000	328,000

Services - Computer Integrated Systems Design - 4.73%
Yahoo! Inc., 0.00%, 04/01/2008	190,000	247,237

Telephone & Telegraph Apparatus - 2.47%
Comverse Technology, Inc., 0.00%, 05/15/2023	100,000	129,000

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,271,510)		1,833,612

TOTAL INVESTMENTS (Cost $2,296,444) - 100.04%		$ 5,224,635

Liabilities in excess of cash and other assets - (0.04)%		(2,314)

TOTAL NET ASSETS - 100.00%		$ 5,222,321

(a) Non-income producing.
*See accompanying notes which are an integral part of the financial statements.

ACM Convertible Securities Fund
Schedule of Investments - continued
September 30, 2006
(Unaudited)

Tax Related
Unrealized appreciation	$ 2,971,269
Unrealized depreciation	(43,078)
Net unrealized appreciation	$ 2,928,191

Aggregate cost of securities for income tax purposes	$ 2,296,444

*See accompanying notes which are an integral part of the financial statements.

ACM Convertible Securities Fund

Related Notes to the Schedule of Investments

September 30, 2006

(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the values of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive fro them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Crawford Dividend Growth Fund
Schedule of Investments
September 30, 2006
(Unaudited)

Common Stocks - 98.20%	Shares	Value

Accident & Health Insurance - 3.02%
AFLAC, Inc.	23,775	$ 1,087,944

Computer & Office Equipment - 3.17%
International Business Machines Corp.	13,900	1,138,966

Construction, Mining & Materials Handling Machinery & Equipment - 3.23%
Dover Corp.	24,500	1,162,280

Electronic & Other Electrical Equipment - 3.49%
General Electric Co.	35,600	1,256,680

Financial Services - 3.75%
American Capital Strategies, Inc.	34,175	1,348,887

Fire, Marine & Casualty Insurance - 3.48%
American International Group, Inc.	18,900	1,252,314

Footwear (No Rubber) - 3.66%
Wolverine World Wide, Inc.	46,525	1,317,123

General Industrial Machinery & Equipment - 2.70%
Illinois Tool Works, Inc.	21,600	969,840

Millwood, Veneer, Plywood & Structural Wood Members - 3.18%
Masco Corp.	41,750	1,144,785

National Commercial Banks - 10.04%
Bank of America Corp.	23,000	1,232,110
Citigroup, Inc.	25,200	1,251,684
U.S. Bancorp	34,000	1,129,480
		3,613,274

Orthopedic, Prosthetic, & Surgical Appliances & Supplies - 3.12%
Biomet, Inc.	34,900	1,123,431

Paints, Varnishes, Lacquers, Enamels & Allied Products - 2.98%
PPG Industries, Inc.	16,000	1,073,280

Perfumes, Cosmetics & Other Toilet Preparations - 2.97%
Colgate-Palmolive Co.	17,200	1,068,120

*See accompanying notes which are an integral part of the financial statements.

Crawford Dividend Growth Fund
Schedule of Investments - continued
September 30, 2006
(Unaudited)

Common Stocks - 98.20% - continued	Shares	Value

Personal Credit Institutions - 3.56%
SLM Corp.	24,650	$ 1,281,307

Petroleum Refining - 6.14%
Chevron Corp.	17,000	1,102,620
Exxon Mobil Corp.	16,500	1,107,150
		2,209,770

Pharmaceutical Preparations - 10.27%
Abbott Laboratories	25,250	1,226,140
Johnson & Johnson	18,500	1,201,390
Pfizer, Inc.	44,725	1,268,401
		3,695,931

Public Building & Related Furniture - 2.71%
Johnson Controls, Inc.	13,600	975,664

Real Estate Investment Trusts - 3.31%
Cousins Properties, Inc.	34,775	1,189,653

Retail - Lumber & Other Building Materials Dealers - 3.38%
Home Depot, Inc.	33,500	1,215,045

Retail - Variety Stores - 3.49%
Wal-Mart Stores, Inc.	25,500	1,257,660

Ship, Boat Building & Repairing - 3.37%
General Dynamics Corp.	16,900	1,211,223

Surety Insurance - 3.20%
AMBAC Financial Group, Inc.	13,900	1,150,225

Telephone Communications - 3.48%
AT&T, Inc.	38,500	1,253,560

Wholesale - Durable Goods - 3.01%
W.W. Grainger, Inc.	16,175	1,084,048

Wholesale - Groceries & Related Products - 3.49%
Sysco Corp.	37,575	1,256,884

TOTAL COMMON STOCKS (Cost $31,579,145)		35,337,894

*See accompanying notes which are an integral part of the financial statements.

Crawford Dividend Growth Fund
Schedule of Investments - continued
September 30, 2006
(Unaudited)

	Shares	Value

Money Market Securities - 1.61%
Huntington Money Market Fund - Investment Shares, 4.21% (a)	578,805	$ 578,805

TOTAL MONEY MARKET SECURITIES (Cost $578,805)		578,805

TOTAL INVESTMENTS (Cost $32,157,950) - 99.81%		$ 35,916,699

Other assets less liabilities - 0.19%		70,220

TOTAL NET ASSETS - 100.00%		$ 35,986,919

(a) Variable rate security; the money market rate shown represents the rate at September 30, 2006.

Tax Related
Unrealized appreciation		$ 4,043,066
Unrealized depreciation		(284,317)
Net unrealized appreciation		$ 3,758,749

Aggregate cost of securities for income tax purposes		$ 32,157,950

*See accompanying notes which are an integral part of the financial statements.

Crawford Dividend Growth Fund

Related Notes to the Schedule of Investments

September 30, 2006

(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the values of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive fro them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

GJMB Growth Fund
Schedule of Investments
September 30, 2006
(Unaudited)

Common Stocks - 89.32%	Shares	Value

Beverages - 4.40%
The Coca-Cola Co.	12,000	$ 536,160

Biological Products - 4.40%
Amgen, Inc. (a)	7,500	536,475

Computer Communications Equipment - 3.77%
Cisco Systems, Inc. (a)	20,000	460,000

Converted Paper & Paperboard Products - 4.82%
Kimberly-Clark Corp.	9,000	588,240

Crude Petroleum & Natural Gas - 3.25%
Royal Dutch Shell Plc (b)	6,000	396,600

Electronic & Other Electrical Equipment - 6.46%
Emerson Electric Co.	3,500	293,510
General Electric Co.	14,000	494,200
		787,710

Fire, Marine & Casualty Insurance - 3.26%
American International Group, Inc.	6,000	397,560

Lumber & Wood Products - 1.77%
Weyerhaeuser Co.	3,500	215,355

National Commercial Banks - 6.99%
Bank of America Corp.	8,500	455,345
Citigroup, Inc.	8,000	397,360
		852,705

Petroleum Refining - 10.75%
BP Plc (b)	7,500	491,850
Chevron Corp.	8,500	551,310
ConocoPhillips	4,500	267,885
		1,311,045

Pharmaceutical Preparations - 11.30%
Abbott Laboratories	12,500	607,000
Johnson & Johnson	7,500	487,050
Pfizer, Inc.	10,000	283,600
		1,377,650

*See accompanying notes which are an integral part of the financial statements.

GJMB Growth Fund
Schedule of Investments - continued
September 30, 2006
(Unaudited)

Common Stocks - 89.32% - continued	Shares	Value

Radio & TV Broadcasting & Communications Equipment - 3.87%
QUALCOMM, Inc.	13,000	$ 472,550

Retail - Variety Stores - 2.04%
Target Corp.	4,500	248,625

Semiconductors & Related Devices - 3.71%
Intel Corp.	22,000	452,540

Services - Miscellaneous Amusement & Recreation - 2.41%
The Walt Disney Co.	9,500	293,645

Services - Prepackaged Software - 4.59%
Microsoft Corp.	20,500	560,265

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 5.59%
Procter & Gamble Co.	11,000	681,780

Surgical & Medical Instruments & Apparatus - 3.66%
3M Co.	6,000	446,520

Telephone Communications - 2.28%
Verizon Communications, Inc.	7,500	278,475

TOTAL COMMON STOCKS (Cost $10,090,412)		10,893,900

Money Market Securities - 10.64%
Huntington Money Market Fund - Investment Shares, 4.21%, (c)	1,297,712	1,297,712

TOTAL MONEY MARKET SECURITIES (Cost $1,297,712)		1,297,712

TOTAL INVESTMENTS (Cost $11,388,124) - 99.96%		$ 12,191,612

Other assets less liabilities - 0.04%		5,466

TOTAL NET ASSETS - 100.00%		$ 12,197,078

(a) Non-income producing
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at September 30, 2006.

*See accompanying notes which are an integral part of the financial statements.

GJMB Growth Fund
Schedule of Investments - continued
September 30, 2006
(Unaudited)

Tax Related
Unrealized appreciation	$ 858,450
Unrealized depreciation	(54,962)
Net unrealized appreciation	$ 803,488

Aggregate cost of securities for income tax purposes	$ 11,388,124

*See accompanying notes which are an integral part of the financial statements.

GJMB Growth Fund

Related Notes to the Schedule of Investments

September 30, 2006

(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the values of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive fro them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Item 2. Controls and Procedures.

(a)    Based on an evaluation of the registrant’s disclosure controls and procedures as of September 20, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:	11/27/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	11/27/2006

Date:	11/27/2006